COMMITMENTS AND LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 29, 2018 USD ($)	Jan. 02, 2021 USD ($)
Operating Leases
2021		$ 47.9
2022		34.7
2023		25.4
2024		19.5
2025		15.3
2026 and thereafter		40.8
Total lease payments		183.6
Less: imputed interest		(23.3)
Present value of lease liabilities		$ 160.3
Operating Lease, Liability, Statement of Financial Position [Extensible List]		us-gaap:OtherAccruedLiabilitiesCurrent avy:LongTermRetirementBenefitsAndOtherLiabilitie
Finance Leases
2021		$ 14.1
2022		5.5
2023		4.8
2024		4.5
2025		1.3
2026 and thereafter		0.1
Total lease payments		30.3
Less: imputed interest		(1.8)
Present value of lease liabilities		$ 28.5
Number of operating lease contracts not yet commenced		0
Number of finance lease contract not yet commenced		0
Operating leases, rent expense, net, total	$ 66.0